1 (212) 318-6609

kevinbrown@paulhastings.com

November 3, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli ETFs Trust (the “Trust”) File Nos. 333-238109 and 811-23568

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Keeley Dividend ETF, a series of the above-referenced Trust, do not differ from those contained in Post-Effective Amendment No. 27 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 31, 2025 (Accession No. 0001829126-25-008697).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown, Esq.
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

T. Peeney – Paul Hastings LLP